Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	Jul. 31, 2014
Document Effective Date	Jul. 31, 2014
Prospectus Date	Jul. 31, 2014
Service Shares Prospectus | GuideMark(SM) Global Real Return Fund | Service Shares
Risk/Return:
Trading Symbol	GMGLX
Service Shares Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMIFX
Service Shares Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPSTX
Service Shares Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTCX
Service Shares Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTUX
Service Shares Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPARX
Service Shares Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPMIX
Service Shares Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPIFX
Service Shares Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPAMX
Institutional Shares Prospectus | GuideMark(SM) Global Real Return Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIGLX
Institutional Shares Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIOFX
Institutional Shares Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GISRX
Institutional Shares Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITTX
Institutional Shares Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITUX
Institutional Shares Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIARX
Institutional Shares Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPMIX
Institutional Shares Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIMTX
Institutional Shares Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPIFX
Institutional Shares Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIXFX
Institutional Shares Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIAMX